LOSS PER SHARE (EPS) 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
LOSS PER SHARE (EPS) [Abstract]
Reconciliations of numerators and denominators in EPS computations
Below are reconciliations of the numerators and denominators in the EPS computations for the three months ended March 31, 2014 and 2013.

	2014	2013
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(1,865)	$(5,813)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	3,017,408	1,043,459
Effect of dilutive securities outstanding	-	-
Diluted EPS - weighted average number of shares outstanding	3,017,408	1,043,459

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price of $24.52 and $30.40)	174,141	173,260
Warrants (average exercise price of $6.27 and $24.97)	2,750,335	806,769
Convertible debt (average conversion price of $14.00 in 2013)	-	467,588

Below are reconciliations of the numerators and denominators in the EPS computations.

	2013	2012
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(15,021)	$(9,509)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	1,160,196	1,023,412
Effect of dilutive securities outstanding	-	-
Diluted EPS - weighted average number of shares outstanding	1,160,196	1,023,412

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price of $26.90 and $48.00 )	179,493	191,187
Warrants (average exercise price of $17.71 and $62.00)	809,311	736,753
Convertible notes (average conversion price of $14.00 and $16.90)	414,683	334,709